Acquisition of Xcite Interactive, Inc. (Details) - Schedule of Consideration - USD ($)	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 09, 2022	Jul. 18, 2022	Mar. 24, 2022	Feb. 28, 2022
Schedule of Consideration [Abstract]
Common shares (in Shares)	12,890,029	1	1	1	1	1
Cash	$ 112,225
Working capital adjustment	(163,902)
PPP shares	346,031
Total Consideration	13,184,383
Identifiable Assets Acquired and Liabilities Assumed
Cash	27,124
Accounts Receivable	37,719
Property, Plant and Equipment	34,496
Intangible Assets	7,140,000
Other Assets	12,409
Accounts Payable and Accrued Liabilities	(524,853)
Other Liabilities	(123,171)
Total Identifiable Assets	6,603,724
Goodwill	$ 6,580,659